Share Capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Purchases by Share Trusts [Abstract]
Amount of purchase	$ 26	$ 14	$ 33
Share Settlements by Share Trusts [Abstract]
Share settlements by Share Trusts	$ 38	$ 62	$ 45
Share Units Plan [Member]
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.4	0.5
Weighted-average price per share (in dollars per share)	$ 88.23	$ 88.23	$ 88.23
Share settlements by Share Trusts	$ 20	$ 35	$ 45
Employee Share Investment Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of shares purchased on behalf of employees (in shares)	0.2	0.1	0.3
Weighted-average price per share (in dollars per share)	$ 142.90	$ 123.03	$ 118.83
Amount of purchase	$ 26	$ 14	$ 33
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.0
Weighted-average price per share (in dollars per share)	$ 128.40	$ 118.04	$ 0
Share settlements by Share Trusts	$ 18	$ 27	$ 0